INVESTMENTS AND FAIR VALUE (Entities Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 variable_interest_entity	Dec. 31, 2013 variable_interest_entity
Fortress is not Primary Beneficiary [Member]
Investments in Variable Interest Entities
Management fees receivable	$ 7,100,000	$ 6,400,000
Incentive income receivable	79,800,000	100,900,000
Expense reimbursements and other receivables	11,900,000	8,800,000
Fortress is not Primary Beneficiary [Member] | Private Equity Funds [Member]
Investments in Variable Interest Entities
Number of VIEs	2	1
Gross Assets	85,553,000	789,000
Financial Obligations	0	0
Fortress Investment	56,000	155,000
Fortress is not Primary Beneficiary [Member] | Permanent Capital Vehicle [Member]
Investments in Variable Interest Entities
Number of VIEs	5	3
Gross Assets	14,539,141,000	13,950,294,000
Financial Obligations	10,336,207,000	9,804,741,000
Fortress Investment	154,346,000	145,472,000
Financial borrowings included in financial obligations	9,911,400,000	9,381,900,000
Weighted average maturity period of financial borrowings	1 year 10 months 24 days	1 year 8 months 12 days
Management fees receivable	6,100,000	4,800,000
Incentive income receivable	55,300,000	15,700,000
Expense reimbursements and other receivables	6,900,000	5,300,000
Fortress is not Primary Beneficiary [Member] | Liquid Hedge Funds [Member]
Investments in Variable Interest Entities
Number of VIEs	2	2
Gross Assets	3,070,203,000	4,897,650,000
Financial Obligations	432,580,000	2,343,406,000
Fortress Investment	7,094,000	40,816,000
Incentive income receivable	2,600,000	37,600,000
Expense reimbursements and other receivables	3,800,000	2,600,000
Fortress is not Primary Beneficiary [Member] | Credit Hedge Funds [Member]
Investments in Variable Interest Entities
Number of VIEs	8	8
Gross Assets	1,976,328,000	1,966,802,000
Financial Obligations	152,806,000	370,607,000
Fortress Investment	25,474,000	50,945,000
Financial borrowings included in financial obligations	151,700,000	289,400,000
Weighted average maturity period of financial borrowings	7 years 7 months 6 days	6 years 7 months 6 days
Management fees receivable	500,000	700,000
Incentive income receivable	21,900,000	47,600,000
Expense reimbursements and other receivables	1,100,000	900,000
Fortress is not Primary Beneficiary [Member] | Credit PE Funds [Member]
Investments in Variable Interest Entities
Number of VIEs	30	29
Gross Assets	735,855,000	842,060,000
Financial Obligations	143,743,000	153,650,000
Fortress Investment	5,897,000	5,495,000
Financial borrowings included in financial obligations	143,700,000	153,700,000
Weighted average maturity period of financial borrowings	2 years 3 months 18 days	2 years
Management fees receivable	500,000	900,000
Expense reimbursements and other receivables	100,000	100,000
Variable Interest Entity, Primary Beneficiary [Member] | Private Equity Funds [Member]
Investments in Variable Interest Entities
Number of VIEs	9	9
Gross assets	90,723,000	104,339,000
Financial obligations	0	0
Fortress Investment	20,368,000	27,531,000
Expense reimbursements and other receivables	10,300,000
Investments in and Advances to Affiliates, Balance, Principal Amount		15,900,000
Variable Interest Entity, Primary Beneficiary [Member] | Liquid Hedge Funds [Member]
Investments in Variable Interest Entities
Number of VIEs	3	1
Gross assets	8,714,000	7,569,000
Financial obligations	0	0
Fortress Investment	4,125,000	3,520,000
Variable Interest Entity, Primary Beneficiary [Member] | Credit PE Funds [Member]
Investments in Variable Interest Entities
Number of VIEs	2	2
Gross assets	434,000	620,000
Financial obligations	0	0
Fortress Investment	22,000	126,000
Variable Interest Entity, Primary Beneficiary [Member] | Logan Circle [Member]
Investments in Variable Interest Entities
Number of VIEs	1
Gross assets	6,566,000
Financial obligations	0
Fortress Investment	4,783,000
Management fees receivable	$ 100,000